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                           AIM TAX-EXEMPT FUNDS, INC.

                            AIM TAX-EXEMPT CASH FUND
                        AIM TAX-FREE INTERMEDIATE SHARES
                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


                       Supplement dated September 29, 1997
        to the Statement of Additional Information dated August 1, 1997, as supplemented September 12, 1997





Effective September 25, 1997 the name of Intermediate Portfolio - AIM Tax-Free Intermediate Shares - Class A Shares will be changed to AIM Tax-Free Intermediate Fund - Class A Shares.